Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Classified as Held for Sale (Parenthetical) (Detail) - EUR (€) € in Billions		6 Months Ended
	Jul. 02, 2018	Jun. 30, 2018
'South Africa spreads business [member]
Non-current Assets Held for Sale [Line Items]
Completion date		Jul. 02, 2018
Global spreads business (excluding South Africa) [member]
Non-current Assets Held for Sale [Line Items]
Completion date		Jul. 02, 2018
Global spreads business (excluding South Africa) [member] | Disposal of business [member]
Non-current Assets Held for Sale [Line Items]
Consideration paid (received)	€ (7.3)